TIMBERLINE RESOURCES CORPORATION AND SUBSIDIARIES CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
OPERATING EXPENSES:
Mineral exploration	$ 36,392	$ 7,276	$ 82,120	$ 145,963	$ 591,262	$ 1,527,638
Salaries and benefits	109,400	98,109	185,934	602,144	781,463	933,505
Professional fees	46,425	62,089	138,240	168,133	300,928	388,167
Insurance expense (refund)	23,517	(13,634)	43,643	9,137	46,831	114,307
Gain on equipment exchanged for services		(25,644)		(25,644)
Gain on disposal of equipment		(25,644)	(2,500)	(25,644)	(25,644)
Loss on sale of investment in joint venture		180,050		180,050	180,050
Other general and administrative	328,032	108,929	401,118	145,452	1,003,383	596,342
TOTAL OPERATING EXPENSES	543,766	417,175	848,555	1,225,235	2,866,856	3,991,321
LOSS FROM OPERATIONS	(543,766)	(417,175)	(848,555)	(1,225,235)	(2,866,856)	(3,991,321)
OTHER INCOME (EXPENSE):
Foreign exchange gain (loss)	123	4,598	(798)	4,690	16,773	(17,938)
Gain on sale of available-for-sale securities	23,826		23,826
Miscellaneous other income	2		5	24,049	24,056	175
TOTAL OTHER INCOME (EXPENSE)	23,951	4,598	23,033	28,739	40,629	(381,127)
LOSS BEFORE INCOME TAXES	(519,815)	(412,577)	(825,522)	(1,196,496)	(2,826,227)	(4,372,448)
INCOME TAX PROVISION (BENEFIT)	11,632		32,632		(68,985)
NET LOSS	(531,447)	(412,577)	(858,154)	(1,196,496)	(2,757,242)	(4,372,448)
COMPREHENSIVE INCOME (LOSS):
Unrealized gain (loss) on available-for-sale equity securities, net of tax		47,100	(39,000)	47,100
Reclassification of (gain) on available-for-sale securities sold	(21,601)		(21,601)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(21,601)	47,100	(60,601)	47,100
COMPREHENSIVE LOSS	$ (553,048)	$ (365,477)	$ (918,755)	$ (1,149,396)	$ (2,629,127)	$ (4,372,448)
NET LOSS PER SHARE AVAILABLE TO COMMON STOCKHOLDERS, BASIC AND DILUTED	$ (0.02)	$ (0.03)	$ (0.04)	$ (0.09)	$ (0.16)	$ (0.40)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, BASIC AND DILUTED	25,244,952	13,547,055	24,669,699	13,438,912	16,786,343	10,999,230